Taxes - Schedule of Taxes Payable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Taxes Payable [Abstract]
VAT taxes payable	¥ 439,126	$ 62,475	¥ 514,344
Income taxes payable	17,323,701	2,464,674	10,133,811
Other taxes payable	904,411	128,673	4,214,654
Total	¥ 18,667,238	$ 2,655,822	¥ 14,862,809